Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.86894%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$452,988.30

Principal:
Principal Collections	$8,151,321.96
Prepayments in Full	$3,899,399.98
Liquidation Proceeds	$121,926.60
Recoveries	$46,088.73
Sub Total	$12,218,737.27
Collections	$12,671,725.57

Purchase Amounts:
Purchase Amounts Related to Principal	$184,637.54
Purchase Amounts Related to Interest	$837.99
Sub Total	$185,475.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,857,201.10

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,857,201.10
Servicing Fee	$139,100.15	$139,100.15	$0.00	$0.00	$12,718,100.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,718,100.95
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,718,100.95
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,718,100.95
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,718,100.95
Interest - Class A-4 Notes	$121,693.50	$121,693.50	$0.00	$0.00	$12,596,407.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,596,407.45
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$12,543,527.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,543,527.70
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$12,503,902.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,503,902.37
Regular Principal Payment	$11,784,425.40	$11,784,425.40	$0.00	$0.00	$719,476.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$719,476.97
Residual Released to Depositor	$0.00	$719,476.97	$0.00	$0.00	$0.00
Total		$12,857,201.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,784,425.40
Total					$11,784,425.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,784,425.40	$111.47	$121,693.50	$1.15	$11,906,118.90	$112.62
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$11,784,425.40	$11.20	$214,198.58	$0.20	$11,998,623.98	$11.40

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$83,926,554.30	0.7938569	$72,142,128.90	0.6823887
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$136,536,554.30	0.1297716	$124,752,128.90	0.1185710

Pool Information
Weighted Average APR	3.138%	3.141%
Weighted Average Remaining Term	24.34	23.60
Number of Receivables Outstanding	17,524	16,856
Pool Balance	$166,920,180.65	$154,389,955.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$157,579,109.29	$145,794,683.89
Pool Factor	0.1484633	0.1373185

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$8,595,271.22
Targeted Overcollateralization Amount	$29,637,826.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,637,826.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$172,939.46
(Recoveries)		109	$46,088.73
Net Loss for Current Collection Period			$126,850.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9119%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7480%
Second Prior Collection Period			1.4329%
Prior Collection Period			0.6759%
Current Collection Period			0.9475%
Four Month Average (Current and Prior Three Collection Periods)			0.9511%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,327	$11,244,228.13
(Cumulative Recoveries)			$1,733,137.42
Cumulative Net Loss for All Collection Periods			$9,511,090.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8459%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,379.69
Average Net Loss for Receivables that have experienced a Realized Loss			$2,858.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.94%	241	$2,991,091.35
61-90 Days Delinquent	0.24%	28	$376,217.29
91-120 Days Delinquent	0.04%	4	$68,883.32
Over 120 Days Delinquent	0.19%	19	$292,958.96
Total Delinquent Receivables	2.42%	292	$3,729,150.92

Repossession Inventory:
Repossessed in the Current Collection Period		13	$222,068.52
Total Repossessed Inventory		19	$309,125.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2702%
Prior Collection Period			0.3424%
Current Collection Period			0.3026%
Three Month Average			0.3051%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4780%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer